Short Term Investments (Schedule Of Short-Term Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Short Term Investments [Abstract]
Investment securities	$ 1,013		$ 4,837
Short-term bank deposits	7,699	[1]	11,115	[1]
Short-term investments	$ 8,712		$ 15,952

[1]	See Note 10C as to restrictions on certain deposits.